Dividend Restrictions (Details) $ in Millions	Dec. 31, 2016 USD ($)
Disclosure of Restrictions on Dividends, Loans and Advances Disclosure [Abstract]
Amount available for dividend distribution without prior approval from regulatory authority	$ 71.7